Employee expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Employee expenses

		Year Ended December 31,
(in KUSD)	Note	2021	2020	2019
Wages, salaries and other costs		78,748	44,058	24,061
Social security costs		10,433	7,292	3,871
Share-based compensation expense	25	60,555	42,928	1,117
Defined benefit plan costs	23	436	966	462
Defined contribution plan costs		1,894	727	540
Employee expenses		152,066	95,971	30,051